MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD Bal)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis  is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Fund”)
Supplement dated October 8, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated October 8, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Funds found under the heading Portfolio Managers in the section titled Management on pages 9, 16, 24, 32, 40, 48, 56, 64, 72, 80, 88, 96, and 104:
Portfolio Managers*:
Jerome A. Clark, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective January 1, 2021, Mr. Clark will step down as a portfolio manager.
Kimberly E. DeDominicis is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2019.
Wyatt A. Lee, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of the Fund’s portfolio managers.
Effective immediately, the following information replaces the information under T. Rowe Price related to the Funds found on page 125 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages each Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of June 30, 2019, T. Rowe Price and its affiliates had approximately $1.125 trillion in assets under management.
Jerome A. Clark*, CFA
is a portfolio manager of each Fund. Mr. Clark is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1992 and his investment experience dates from that time. Mr. Clark has served as a portfolio manager for T. Rowe Price throughout the past five years. Effective January 1, 2021, Mr. Clark will step down as a portfolio manager of each Fund. Mr. Clark will remain with T. Rowe Price and focus on strategic initiatives for T. Rowe Price’s target date franchise and its Multi-Asset Division and will continue to serve as a member of T. Rowe Price’s Multi-Asset Steering Committee.

Kimberly E. DeDominicis*
is a portfolio manager of each Fund. Ms. DeDominicis is a Vice President and Portfolio Manager for T. Rowe Price. Ms. DeDominicis originally joined T. Rowe Price in 1998 and returned to T. Rowe Price in 2003. Her investment experience dates from 1999. Ms. DeDominicis has served as an associate portfolio manager for T. Rowe Price’s target date strategies during the past five years.
Wyatt A. Lee*, CFA
is a portfolio manager of each Fund. Mr. Lee is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1999 and his investment experience dates from 1997. Mr. Lee has served as a portfolio manager for T. Rowe Price throughout the past five years and also serves on T. Rowe Price’s Multi-Asset Steering Committee. Effective October 1, 2019, Mr. Lee became Head of Target Date Strategies for T. Rowe Price.
*Effective January 1, 2020, Andrew Jacobs van Merlen will join Mr. Clark, Ms. DeDominicis, and Mr. Lee as one of each Fund’s portfolio managers. Mr. Jacobs van Merlen is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2000 and his investment experience dates from 2003.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated October 8, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found beginning on page B-102 in the section titled Appendix C—Additional Portfolio Manager Information:
T. Rowe Price Associates, Inc.
Effective October 1, 2019, Kimberly E. DeDominicis joined Jerome A. Clark, CFA, and Wyatt A. Lee, CFA, as a portfolio manager of the MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, and MassMutual Select T. Rowe Price Retirement 2060 Fund.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Kimberly E. DeDominicis
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
*The information provided is as of August 31, 2019.
**Does not include the MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, and MassMutual Select T. Rowe Price Retirement 2060 Fund.

The following information replaces the similar information found on pages B-108 and B-109 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2019, the portfolio managers did not own any shares of the MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, and MassMutual Select T. Rowe Price Retirement 2060 Fund.
Conflicts of Interest:
Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.
T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadviser to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.
Since the T. Rowe Price funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the T. Rowe Price funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.
Compensation:
The discussion below describes the portfolio managers’ compensation as of September 30, 2019.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis, although tax-efficiency is considered.
Compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to T. Rowe Price’s clients, the firm, or T. Rowe Price’s culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.
This compensation structure is used for all portfolios managed by the portfolio manager.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-19-04